Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Statutory Requirements [Abstract]
Schedule of dividend capacity available
Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2020, the maximum dividend capacity available in 2021 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31, 2020
Allied World	809.3
Odyssey Group	362.4
Northbridge(1)	175.2
Crum & Forster(1)	151.9
Zenith National	52.2
1,551.0
(1) Subject to prior regulatory approval.